AIG Commodity Strategy Fund
AIG Commodity Strategy Fund
INVESTMENT GOAL
The AIG Commodity Strategy Fund (the "Fund") seeks to achieve long-term total return.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class W shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIG fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account Information — Sales Charge Reductions and Waivers" section on page 8 of the Fund's Prospectus, in the "Financial Intermediary — Specific Sales Charge Waiver Policies" section on page A-1 of the Fund's Prospectus and in the "Additional Information Regarding Purchase of Shares" section on page 48 of the Fund's statement of additional information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AIG Commodity Strategy Fund		Class A	Class C	Class W
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 8-10 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AIG Commodity Strategy Fund		Class A	Class C	Class W
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	none
Other Expenses of the Fund		0.73%	1.35%	1.54%
Other Expenses of the Subsidiary (including Subsidiary Management Fee)	[1]	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement		2.55%	3.82%	3.01%
Fee Waiver	[2]	0.20%	0.20%	0.20%
Fee Waiver and/or Expense Reimbursement	[3],[4]	0.63%	1.25%	1.29%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3],[4]	1.72%	2.37%	1.52%
[1]	The Fund invests in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary has entered into a separate contract with SunAmerica Asset Management, LLC ("SunAmerica" or the "Adviser") for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays SunAmerica a management fee at the annual rate of 1.00% of its net assets.
[2]	SunAmerica has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to SunAmerica by the Subsidiary (as described in footnote 2 above) ("Management Fee Waiver"). The Management Fee Waiver may not be terminated by SunAmerica and will remain in effect for as long as SunAmerica's contract with the Subsidiary is in place.
[3]	Any contractual waivers and/or reimbursements made by SunAmerica (except the Management Fee Waiver) are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of the Fund to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any.
[4]	Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72% for Class A shares, 2.37% for Class C shares and 1.52% for Class W shares. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees (the "Board"), including a majority of the trustees of the Board who are not "interested persons" of SunAmerica Specialty Series as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class W shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example - AIG Commodity Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	740	1,086	1,455	2,488
Class C	340	739	1,265	2,706
Class W	155	480	829	1,813

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - AIG Commodity Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	740	1,086	1,455	2,488
Class C	240	739	1,265	2,706
Class W	155	480	829	1,813

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND

The Fund's subadviser, Wellington Management Company LLP (the "Subadviser" or "Wellington Management"), seeks to provide long-term total return through a strategy that is designed to provide diversified exposure to the commodities markets. Approximately two-thirds (2/3) of the Fund's assets will be managed pursuant to an active strategy designed to outperform the Bloomberg Commodity Index (the "Index") (the "Active Sleeve") and approximately one-third (1/3) of the Fund's assets will be managed pursuant to an index strategy designed to track, before fees and expenses, the performance of the Index (the "Index Sleeve"). The Fund seeks to achieve its investment goal by investing its assets in a combination of commodity-linked derivative instruments and fixed income securities. The Fund's overall performance is not expected to correlate to the specific returns of any particular index.

The commodity-linked derivative instruments in which the Fund intends to invest include commodity futures, swaps, options and options on futures. These investments provide exposure to the returns of real assets that trade in the commodities markets without direct investment in physical commodities. Real assets include, but are not limited to, such things as industrial and precious metals, gas, oil, livestock, agricultural or meat products and other items. The Fund will not invest directly in commodities. The Fund primarily gains exposure to the commodities markets by investing through the Subsidiary (as described below). The Fund may also seek commodity exposure through investments in exchange-traded funds ("ETFs").

Assets of the Fund not invested in commodity-linked derivative instruments, including through the Subsidiary, will primarily be invested in U.S. Government securities and repurchase agreements. The primary purpose of the fixed income investments held by the Fund is to serve as collateral for the derivative instruments; however, these instruments may also earn income for the Fund. The Fund's return is expected to be derived principally from changes in the value of the assets underlying the commodity-linked derivative instruments and ETFs.

Investments in the Wholly-Owned Subsidiary. The Fund primarily gains exposure to the commodities markets through investments in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary invests in a combination of the commodity-linked derivative instruments and fixed income securities described above. The primary purpose of the fixed income investments held by the Subsidiary is to serve as collateral for the derivative instruments; however, these instruments may also earn income for the Subsidiary. The Subsidiary is managed by SunAmerica and advised by Wellington Management, and has the same investment goal as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. Investment in the Subsidiary is expected to provide the Fund with commodity exposure within the limitations of the federal tax requirements that apply to the Fund.

The principal investment strategies and principal investment techniques of the Fund may be changed without shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there can be no assurance that the Fund's investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.

The principal risks of the Fund are:

Commodity Exposure Risks. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Futures Contracts Risks. The risks associated with the Fund's use of futures contracts include: (i) although the Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous; (ii) the risk that losses caused by sudden, unanticipated market movements may be potentially unlimited; (iii) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (v) if the Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times.

Risks of Commodity-Linked Derivatives. The commodity-linked derivative instruments in which the Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. Commodity-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked swaps will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Fund earns from these swaps as compared to the index.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved.

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are managed by SunAmerica and advised by Wellington Management, making it unlikely that the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund.

Risks of Derivative Instruments. There are special risks associated with futures or other derivative instruments and hedging strategies the Fund might use. If the Subadviser uses a future or other derivative instrument at the wrong time or judges market conditions incorrectly, use of a future or other derivative instrument may result in a significant loss to the Fund and reduce the Fund's return. The Fund could also experience losses if the prices of its futures or other derivative instruments were not properly correlated with its other investments.

Risks of Leverage. Certain derivatives the Fund buys involve a degree of leverage. Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. The Fund's use of certain economically leveraged futures and other derivatives can result in a loss substantially greater than the amount invested in the futures or other derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses futures and other derivatives for leverage, a shareholder's investment in the Fund will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Fund's investments.

Credit Risk. The commodity-linked swaps, "over-the-counter" options, and fixed income securities the Fund buys are subject to credit risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. If the issuer fails to pay interest, the Fund's income might be reduced. If the issuer fails to pay principal, the Fund can lose money on the investment, and its share price may fall.

Counterparty Risk. The Fund will be exposed to the credit of the counterparties to derivative contracts and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the Fund could experience delays in liquidating the positions and significant losses, including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, inability to realize any gains on its investment during such period and fees and expenses incurred in enforcing its rights.

Interest Rate Risk. Fixed income securities and currency and fixed income futures are subject to changes in their value when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When prevailing interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations is generally greater for debt securities with longer maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. The value of the Fund's currency and fixed income futures will fluctuate in varying directions and amounts based on the specific types of futures held by the Fund. The Fund's share price can go up or down when interest rates change because of the effect of the change in the value of the Fund's portfolio of fixed income securities and currency and fixed income futures.

Illiquid Investments Risk. Certain investments may be difficult or impossible to sell at the time and the price that the Fund would like. In addition, certain derivatives in which the Fund invests are generally not listed on any exchange and the secondary market for those derivatives has less liquidity relative to markets for other securities. Obtaining valuations for those derivatives may be more difficult than obtaining valuations for actively-traded securities. Thus, the value upon disposition on any given derivative may differ from its current valuation.

U.S. Government Securities Risk. Some U.S. government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines due to changing interest rates.

Risks of Exchange-Traded Funds. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Fund could lose money investing in an ETF.

Risk of Failure to Match Index Performance. The ability of the Index Sleeve to match the performance of the Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Index is calculated, changes in the composition of the Index, the amount and timing of cash flows into and out of the Fund, commissions, and portfolio expenses. When the Fund employs an "optimization" strategy, the Index Sleeve is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Index Sleeve may perform differently than the Index.

Financial Services Risk. Companies in the financial services sector may serve as counterparties to other derivative transactions in which the Fund engages. As a result, events affecting issuers in the financial services sector may cause the Fund's share value to fluctuate and may impact a company's creditworthiness or ability to perform under its agreement with the Fund, as described in more detail under "Credit Risk" and "Counterparty Risk."

Regulatory Risk. Based on the Fund's and its Subsidiary's current investment strategies, the Fund and the Subsidiary are each deemed a "commodity pool" and SunAmerica is considered a commodity pool operator ("CPO") with respect to the Fund and the Subsidiary under the Commodity Exchange Act. In addition, Wellington Management, as subadviser to the Fund and the Subsidiary, is considered a commodity trading adviser ("CTA") with respect to the Fund and the Subsidiary. SunAmerica is currently registered with the Commodity Futures Trading Commission (the "CFTC") as a CPO and is a member of the National Futures Association ("NFA") and Wellington Management is registered as a CTA with the CFTC and is a member of the NFA, and each acts as such with respect to the operation of the Fund and the Subsidiary. In addition, the CFTC or the Securities and Exchange Commission could at any time alter the regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes and interest rate futures) or options on commodity futures or swaps transactions by investment companies, which could result in the inability of the Fund to achieve its investment goal through its current strategy.

Investors should note that the ability of the Subadviser to successfully implement the Fund's strategies will influence the performance of the Fund significantly.

PERFORMANCE INFORMATION*

The following bar chart illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and the table compares the Fund's average annual returns, before and after taxes, to those of the S&P 500® Index, a broad measure of market performance, as well as to those of the Bloomberg Commodity Index Total Return. Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.aig.com/funds or can be obtained by phone at 800-858-8850 x6003.

AIG COMMODITY STRATEGY FUND (CLASS A)

*  Effective September 21, 2015, the name of the Fund was changed to the SunAmerica Commodity Strategy Fund (n/k/a AIG Commodity Strategy Fund) and certain corresponding changes were made to the Fund's investment strategies and techniques. Prior to this date, the Fund was managed as an alternative strategies fund. The performance shown prior to September 21, 2015 represents the performance of the Fund as an alternative strategies fund. Accordingly, this performance information does not reflect the management of the Fund in accordance with its current investment strategies and techniques.

During the period shown in the bar chart, the highest return for a quarter was 13.32% (quarter ended December 31, 2011) and the lowest return for a quarter was -11.41% (quarter ended December 31, 2018).

Average Annual Total Returns (as of the periods ended December 31, 2018)
Average Annual Returns - AIG Commodity Strategy Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class C		(16.17%)	(5.26%)	(3.92%)
Class W		(14.60%)	(4.45%)	(3.09%)
Class A		(19.71%)	(5.78%)	(3.88%)
After Taxes on Distributions | Class A		(19.74%)	(5.80%)	(4.07%)
After Taxes on Distributions and Sale of Fund Shares | Class A	[1]	(11.67%)	(4.28%)	(2.76%)
S&P 500® Index		(4.38%)	8.49%	13.12%
Bloomberg Commodity Index Total Return		(11.25%)	(8.80%)	(3.78%)
[1]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.